1933 Act
                                                                     Rule 497(j)

May 1, 2006                                                            VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:      The Phoenix Edge Series Fund
         File Nos. 033-05033 and 811-04642


To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in the most recent registration statement amendment filed electronically.

Please direct any questions regarding this filing to the undersigned at (860) 403-6625.

Very truly yours,


/s/ Kathleen A. McGah
------------------------
Kathleen A. McGah, Chief Legal Officer and Secretary
The Phoenix Edge Series Fund